Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 42,090	$ (30,302)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	544	479
Amortization on right-of-use asset	280	0
Stock-based compensation	5,767	1,630
Amortization of debt issuance costs	14	90
Accretion of debt discount	2,211	101
Change in fair value of derivatives	1,326	1,088
Change in fair value of warrants liability	4,525	18,498
Change in fair value of earnout liability	(75,488)	0
Operating cash flows from operating leases	(295)	0
Changes in operating assets and liabilities:
Other receivables	(2,563)	1,007
Grants receivable	0	87
Prepaid expenses and other current assets	(3,652)	53
Increase in other liabilities, current	380	0
Accounts payable	(395)	1,203
Accrued expenses	3,010	349
Related party payable	203	256
Net cash used in operating activities	(22,043)	(5,461)
Cash flows from investing activities
Purchases of property, plant, and equipment, net of grants	(12,268)	(1,786)
Purchases of marketable securities	(2,448,316)	0
Sales of marketable securities	2,024,089	0
Maturities of marketable securities	25,058	0
Capitalized interest on plant construction	(201)	(268)
Net cash used in investing activities	(411,638)	(2,054)
Cash flows from financing activities
Proceeds from stockholders' notes payable, net of debt issuance costs	11,707	3,166
Payment of short-term debt	(906)	0
Proceeds from Canadian Government Research and Development Program	543	2,662
Issuance of common stock	74	1
Business combination, net of issuance costs paid	467,530	0
Net cash provided by financing activities	478,948	5,829
Effects of foreign exchange rate changes on the balance of cash and cash equivalents, and restricted cash held in foreign currencies	(14)	(52)
Net increase (decrease) in cash and cash equivalents, and restricted cash	45,253	(1,738)
Cash and cash equivalents, and restricted cash, beginning of the period	1,874	3,612
Cash and cash equivalents, and restricted cash, end of the period	47,127	1,874
Supplemental disclosure of cash flow information
Conversion of stockholder convertible notes payable to common stock	20,493	0
Reclassification of redeemable convertible preferred stock warrants to common stock	54,267	0
Reclassification of contingently issued equity to liability	203,082	0
Net assets assumed from business combination	81,364	0
Debt discount related to derivative liability	2,196	0
Business combination transaction costs, accrued but not paid	609	0
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 2,062	$ 0